LONG-TERM INVESTMENTS - Additional Information (Details)		1 Months Ended				4 Months Ended	12 Months Ended
	Jul. 01, 2022 CNY (¥)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Oct. 31, 2022 CNY (¥)	Jan. 31, 2019 CNY (¥)	Sep. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018 CNY (¥) director	Dec. 31, 2024	Jul. 31, 2022	Jun. 10, 2022 CNY (¥)	Mar. 30, 2021	Feb. 28, 2021	Jun. 30, 2020	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)
Beijing Quanouyimeng Culture Communication Co Ltd
Other equity investments
Investment	¥ 0
Percentage of equity interest acquired																100.00%
Debt Instrument Interest Free Loan												¥ 950,000
Debt Instrument Loan Payment				¥ 300,000		¥ 650,000
Equity Interest Sold Percentage	70.00%										70.00%
Proceeds from Sale of Equity Method Investments	¥ 0
Gain On Disposal Of Equity Interest	¥ 682,996
Equity Interest Sold Percentage Remaining	30.00%
ApplySquare Education & Technology Co., Ltd. ("ApplySquare")
Other equity investments
Percentage of equity interest									7.95%	7.6442%							7.95%
Payments to Acquire Equity Method Investments									¥ 19,721,700
Total exchange amount | $																	$ 3,000,000
Carrying amount of investment									¥ 22,471,700
Impairment loss recorded																¥ 20,895,309
Impairment loss								¥ 1,576,391
Investment								0
Beijing Xiaozhi Education & Technology Co., Ltd. (''Xiaozhi Education")
Other equity investments
Percentage of equity interest									20.00%								20.00%
Payments to Acquire Equity Method Investments					¥ 6,000,000
Total exchange amount									¥ 6,000,000
Impairment loss							¥ 6,000,000
Investment							¥ 0
Right to number of director | director									1
Beijing Futou Technology Co., Ltd. ("Futou Technology")
Other equity investments
Investment								0
Beijing Futou Technology Co., Ltd. ("Futou Technology") | Huanqiuyimeng
Other equity investments
Percentage of equity interest																15.00%
Impairment loss								¥ 150,000
EEO Group
Other equity investments
Percentage of equity interest								4.822%	8.33%						8.33%		8.33%
Total exchange amount									¥ 38,000,000
Sale of equity securities | $			$ 7,047,163
Realized gain		¥ 11,932,631	$ 1,673,100
EEO Group | Minimum
Other equity investments
Percentage of equity interest														4.822%
EEO Group | Maximum
Other equity investments
Percentage of equity interest													4.433%